ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                  FORM 24F-2



1.    Name and address of issuer:    HERITAGE SERIES TRUST
                                     880 Carillon Parkway
                                     St. Petersburg, FL 33716

2. Name of each series or class of funds for which this notice is filed:

           HERITAGE SERIES TRUST:

                Small Cap Stock Fund - Class A
                Small Cap Stock Fund - Class C
                Value Equity Fund - Class A
                Value Equity Fund - Class C
                Eagle International Equity Portfolio - Eagle Class Eagle International Equity Portfolio - Class A
                Eagle International Equity Portfolio - Class C
                Growth Equity Fund - Class A
                Growth Equity Fund - Class C

3.    Investment Company Act File Number:                      File No. 811-7470

      Securities Act File Number:                              File No. 33-57986

4.    Last day of fiscal year for which this notice is filed:

           October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

           N/A                                                             /_/

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

           N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None

9. Number and aggregate sale price of securities sold during the fiscal year:

           5,061,094 shares at an aggregate sales price of $104,269,670

10. Number and aggregate sale price of securities sold during the fiscal period in reliance upon registration pursuant to rule 24f-2:

           5,061,094 shares at an aggregate sales price of $104,269,670

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

           180,208 shares at an aggregate sales price of $3,544,066

12.  Calculation of filing fee:


      (i)        Aggregate sale price of securities sold during the
                 fiscal year in reliance on rule 24f-2 (from Item 10):                              $104,269,670



      (ii)      Aggregate  price of shares  issued in  connection  with dividend reinvestment plans (from Item 11, if applicable):
                                                                                                      +3,544,066


      (iii)     Aggregate price of shares redeemed or repurchased
                during the fiscal year (if applicable):                                              -31,686,051


      (iv)      Aggregate price of shares redeemed or repurchased and
                previously applied as a reduction to filing fees
                pursuant to rule 24e-2 (if applicable):                                                      -0-


      (v)            Net aggregate  price of  securities  sold and issued during the fiscal year in  reliance on rule 24f-2 [line (i),  plus line (ii), less line (iii), plus line
                     (iv)] (if applicable):                                                          $76,127,685


      (vi)      Multiplier prescribed by Section 6(b) of the
                Securities Act of 1933 or other applicable law or
                regulation (see Instruction C.6):                                                       x 1/3300


      (vii)     Fee due [line (i) or line (v) multiplied by line
                (vi)]:                                                                               $ 23,069.00



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                          /x /

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

           December 13, 1996



                                  SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)             /s/ Stephen G. Hill
                                     ------------------------
                                     Stephen G. Hill
                                     President

Date:      December 16, 1996